Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments measured at fair value on a recurring basis at June 30, 2025 and December 31, 2024:

	June 30, 2025
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$1,020.8	$—	$—	$1,020.8
Fixed maturity securities
U.S. Treasuries	441.5	—	—	441.5
Agencies	—	6.8	—	6.8
Non-U.S. government	—	48.6	—	48.6
Corporate bonds	—	1,707.0	—	1,707.0
Residential mortgage-backed	—	241.3	—	241.3
Commercial mortgage-backed	—	0.6	—	0.6
Other asset-backed securities	—	265.7	—	265.7
Total fixed maturity securities	441.5	2,270.0	—	2,711.5
Short-term investments
Corporate bonds	—	0.2	—	0.2
U.S. Treasuries	174.5	—	—	174.5
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	174.5	0.5	—	175.0
Other assets
Investments pending settlement	30.2	—	—	30.2
Total other assets	30.2	—	—	30.2
Total assets measured at fair value	$1,667.0	$2,270.5	$—	$3,937.5
Liabilities
Other liabilities
Derivative liabilities	$—	$(4.3)	$—	$(4.3)
Investments pending settlement	(5.4)	—	—	(5.4)
Total other liabilities	(5.4)	(4.3)	—	(9.7)
Total liabilities measured at fair value	$(5.4)	$(4.3)	$—	$(9.7)

	December 31, 2024
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$558.1	$—	$—	$558.1
Fixed maturity securities
U.S. Treasuries	746.6	—	—	746.6
Agencies	—	11.5	—	11.5
Non-U.S. government	—	46.4	—	46.4
Corporate bonds	—	1,913.2	—	1,913.2
Residential mortgage-backed	—	279.1	—	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	—	414.4	—	414.4
Total fixed maturity securities	746.6	2,665.0	—	3,411.6
Short-term investments
Corporate bonds	—	1.1	—	1.1
U.S. Treasuries	220.7	—	—	220.7
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	220.7	1.4	—	222.1
Other assets
Investments pending settlement	0.5	—	—	0.5
Total other assets	0.5	—	—	0.5
Total assets measured at fair value	$1,525.9	$2,666.4	$—	$4,192.3
Liabilities
Other liabilities
Derivative liabilities	$—	$(0.5)	$—	$(0.5)
Investments pending settlement	(21.1)	—	—	(21.1)
Total other liabilities	(21.1)	(0.5)	—	(21.6)
Total liabilities measured at fair value	$(21.1)	$(0.5)	$—	$(21.6)

Schedule of Fair Value, by Balance Sheet Grouping
The following table presents financial instruments for which the carrying value differs from the estimated fair values at June 30, 2025 and December 31, 2024. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	June 30, 2025		December 31, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.750% Subordinated notes due 2055	$412.8	$393.3	$—	$—
4.875% Senior notes due 2030	330.5	326.0	319.7	325.6
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	124.6	123.3	123.2	123.3
Preference securities	$—	$—	$57.2	$58.4